Non-current financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2024
Non-current Financial Assets At Fair Value Through Other Comprehensive Income
Non-current financial assets at fair value through other comprehensive income

9.	Non-current financial assets at fair value through other comprehensive income

	As of	As of
	December 31, 2024	December 31, 2023
Dongguan YMA	$985,259	$983,121
Dongguan Forwell	804,545	808,141
Cycle Services Loire	-	-
	$1,789,804	$1,791,262

	2024	2023
Unrealized (losses) or gains from financial assets measured at fair value through other comprehensive income	$(1,458)	$833,587

a)	The Company holds 19.5% interest of equity security in YMA DG and Forwell, both of which are manufacturers of bicycles parts in PRC, and in which the Company does not have a controlling interest or significant influence. The investment is recorded at fair value.

b)	The Group invests in 19.5% of the equity interest in Cycles Services Loire, a bicycle assembly house in France engaging in the assembly and trading of bicycles, bicycle accessories and other leisure products. As of December 31, 2023 the Group has recognized full impairment loss according to the operating strategy.